SCHEDULE OF RESTRICTED ORDINARY SHARES HELD BY THE COMPANY'S EMPLOYEES (Details) - Share-Based Payment Arrangement, Employee [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, beginning balance	4,976,485	8,014,677
Weighted average grant date fair value, Unvested, beginning balance	¥ 3.20	¥ 4.71
Number of shares, Granted	860,000	3,822,089
Weighted average grant date fair value, Granted	¥ 0.29	¥ 0.66
Number of shares, Vested	(2,001,838)	(1,755,548)
Weighted average grant date fair value, Vested	¥ 1.07	¥ 7.45
Number of shares, Forfeited	(1,031,670)	(5,104,733)
Weighted average grant date fair value, Forfeited	¥ 1.04	¥ 2.21
Number of shares, Unvested, ending balance	2,802,977	4,976,485
Weighted average grant date fair value, Unvested, ending balance	¥ 4.62	¥ 3.20